Prepaid expenses and other current assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 26, 2020	December 28, 2019
Prepaid inventory	$2,000	$—
Prepaid other & other current assets	2,574	2,084
Total	$4,574	$2,084

European Wax Center, Inc. and Subsidiaries
Schedule of Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	September 25, 2021	December 26, 2020
Prepaid inventory	$—	$2,000
Prepaid insurance	3,333	324
Prepaid other & other current assets	3,895	2,250
Total	$7,228	$4,574